REPORTABLE SEGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reportable Segments [Line Items]
Revenues from sales of goods	$ 6,251,442	$ 4,662,312	$ 5,245,489
Revenues from rendering of services	98,319	70,557	83,725
Revenues from ordinary activities	6,349,761	4,732,869	5,329,214
Revenues from transactions with other operating segments	0	0	0
Finance income	33,499	29,449	32,582
Finance costs	(219,982)	(268,179)	(273,639)
Net finance costs	(186,483)	(238,730)	(241,057)
Depreciation and amortizations	492,704	516,012	519,380
Other income	378,977	283,816	254,067
Other expenses	192,101	182,883	203,698
Associates	330	4,821	7,416
Joint ventures	31,056	(2,504)	359
Income Tax	(402,914)	(41,848)	(535)
Profit (loss) of each reportable segment	1,031,599	25,305	61,970
Total Ordinary Income	6,349,761	4,732,869	5,329,214
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	1,542,716	1,716,987	1,280,207
Acquisition and contribution of investments in associates and joint venture	61,372	19,433	171,841
Segment assets	16,661,310	16,028,319	15,860,030
Segments assets (excluding deferred tax assets)	16,653,673	16,022,278	15,853,963
Deferred tax assets	7,637	6,041	6,067
Associates	82,924	85,714	93,579
Joint Ventures	253,718	231,225	199,539
Segment liabilities	8,842,806	8,612,684	8,490,615
Segment liabilities (excluding deferred tax liabilities)	7,095,001	7,148,798	7,130,428
Deferred tax liabilities	1,747,805	1,463,886	1,360,187
Segment assets	16,758,899		15,897,000
Geographical information on non-current assets
Long-Lived Assets	12,741,985	12,483,994	11,928,649
Non current assets subtotal	12,751,289		11,932,089
Elimination [member]
Disclosure Of Reportable Segments [Line Items]
Revenues from transactions with other operating segments	1,265,663	(1,166,994)	(1,234,715)
Amounts of additions to non-current assets [Abstract]
Segment assets	(97,589)	(50,070)	(36,970)
Segments assets (excluding deferred tax assets)	(97,589)	(50,070)	(36,970)
Geographical information on non-current assets
Long-Lived Assets	(9,304)	(6,380)	(3,440)
Chile
Disclosure Of Reportable Segments [Line Items]
Revenues from sales of goods	3,409,152	2,573,641	2,841,003
Revenues from rendering of services	63,432	38,852	54,921
Revenues from ordinary activities	3,472,584	2,612,493	2,895,924
Total Ordinary Income	3,472,584	2,612,493	2,895,924
Geographical information on non-current assets
Long-Lived Assets	8,846,851	8,408,703	7,485,091
Chile | Elimination [member]
Geographical information on non-current assets
Long-Lived Assets	(9,304)	(6,380)	(3,440)
Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenues from ordinary activities	2,877,177	2,120,376	2,433,290
Total Ordinary Income	2,877,177	2,120,376	2,433,290
Geographical information on non-current assets
Long-Lived Assets	3,895,134	4,075,291	4,443,558
Pulp [member]
Disclosure Of Reportable Segments [Line Items]
Revenues from sales of goods	2,702,346	2,038,847	2,424,951
Revenues from rendering of services	97,988	70,431	83,210
Revenues from ordinary activities	2,800,334	2,109,278	2,508,161
Revenues from transactions with other operating segments	1,191,530	1,111,289	1,173,697
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	297,413	312,092	318,446
Other income	331,827	235,320	179,424
Other expenses	141,338	114,720	108,165
Associates	2,380	1,346	4,120
Joint ventures	0	0	0
Income Tax	0	0	0
Profit (loss) of each reportable segment	851,804	201,548	353,186
Total Ordinary Income	2,800,334	2,109,278	2,508,161
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	1,461,957	1,618,239	1,113,611
Acquisition and contribution of investments in associates and joint venture	0	0	0
Segment assets	12,234,443	11,543,571	10,788,509
Segments assets (excluding deferred tax assets)	12,234,443	11,543,571	10,788,509
Deferred tax assets			0
Associates	26,823	29,205	38,370
Joint Ventures	0	0	0
Segment liabilities	723,046	494,065	334,525
Segment liabilities (excluding deferred tax liabilities)	723,046	494,065	334,525
Deferred tax liabilities			0
Geographical information on non-current assets
Long-Lived Assets	10,649,677	10,218,880	9,508,895
Pulp [member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenues from ordinary activities	1,933,450	1,476,060	1,770,541
Total Ordinary Income	1,933,450	1,476,060	1,770,541
Geographical information on non-current assets
Long-Lived Assets	7,978,472	7,487,475	6,561,796
Pulp [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenues from ordinary activities	866,884	633,218	737,620
Total Ordinary Income	866,884	633,218	737,620
Geographical information on non-current assets
Long-Lived Assets	2,671,205	2,731,405	2,947,099
Wood products [member]
Disclosure Of Reportable Segments [Line Items]
Revenues from sales of goods	3,549,096	2,623,465	2,820,538
Revenues from rendering of services	1	15	73
Revenues from ordinary activities	3,549,097	2,623,480	2,820,611
Revenues from transactions with other operating segments	30,396	21,556	24,728
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	182,493	192,295	190,040
Other income	22,935	42,723	32,943
Other expenses	27,315	50,369	81,784
Associates	0	0	0
Joint ventures	35,250	(1,994)	(688)
Income Tax	0	0	0
Profit (loss) of each reportable segment	906,745	260,504	67,334
Total Ordinary Income	3,549,097	2,623,480	2,820,611
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	76,088	95,672	162,731
Acquisition and contribution of investments in associates and joint venture	0	0	0
Segment assets	3,017,154	2,886,177	3,101,716
Segments assets (excluding deferred tax assets)	3,017,154	2,886,177	3,101,716
Deferred tax assets			0
Associates	0	0	0
Joint Ventures	203,504	187,388	172,321
Segment liabilities	475,871	471,024	425,116
Segment liabilities (excluding deferred tax liabilities)	475,871	471,024	425,116
Deferred tax liabilities			0
Geographical information on non-current assets
Long-Lived Assets	1,729,469	1,866,639	2,049,198
Wood products [member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenues from ordinary activities	1,538,804	1,136,322	1,124,941
Total Ordinary Income	1,538,804	1,136,322	1,124,941
Geographical information on non-current assets
Long-Lived Assets	528,776	588,973	640,275
Wood products [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenues from ordinary activities	2,010,293	1,487,158	1,695,670
Total Ordinary Income	2,010,293	1,487,158	1,695,670
Geographical information on non-current assets
Long-Lived Assets	1,200,693	1,277,666	1,408,923
Others [member]
Disclosure Of Reportable Segments [Line Items]
Revenues from sales of goods	0		0
Revenues from rendering of services	330	111	442
Revenues from ordinary activities	330	111	442
Revenues from transactions with other operating segments	43,737	34,149	36,290
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	1,634	1,547	1,396
Other income	265	89	84
Other expenses	6,140	1	493
Associates	0	0	0
Joint ventures	0	0	0
Income Tax	0	0	0
Profit (loss) of each reportable segment	(9,605)	(2,927)	(2,521)
Total Ordinary Income	330	111	442
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	870	437	1,096
Acquisition and contribution of investments in associates and joint venture	0	0	0
Segment assets	19,350	24,941	21,180
Segments assets (excluding deferred tax assets)	19,350	24,941	21,180
Deferred tax assets			0
Associates	0	0	0
Joint Ventures	0	0	0
Segment liabilities	11,010	8,574	8,466
Segment liabilities (excluding deferred tax liabilities)	11,010	8,574	8,466
Deferred tax liabilities			0
Geographical information on non-current assets
Long-Lived Assets	18,307	24,305	20,530
Others [member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenues from ordinary activities	330	111	442
Total Ordinary Income	330	111	442
Geographical information on non-current assets
Long-Lived Assets	18,307	24,305	20,530
Others [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenues from ordinary activities	0	0	0
Total Ordinary Income	0	0	0
Geographical information on non-current assets
Long-Lived Assets	0	0	0
Corporate [member]
Disclosure Of Reportable Segments [Line Items]
Revenues from sales of goods	0	0
Revenues from rendering of services	0	0
Revenues from ordinary activities	0	0
Revenues from transactions with other operating segments	0
Finance income	33,499	29,449	32,582
Finance costs	(219,982)	(268,179)	(273,639)
Net finance costs	(186,483)	(238,730)	(241,057)
Depreciation and amortizations	11,164	10,078	9,498
Other income	23,950	5,684	41,616
Other expenses	17,308	17,793	13,256
Associates	(2,050)	3,475	3,296
Joint ventures	(4,194)	(510)	1,047
Income Tax	(402,914)	(41,848)	(535)
Profit (loss) of each reportable segment	(717,345)	(433,820)	(356,029)
Total Ordinary Income	0	0
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	3,801	2,639	2,769
Acquisition and contribution of investments in associates and joint venture	61,372	19,433	171,841
Segment assets	1,487,952	1,623,700	1,985,595
Segments assets (excluding deferred tax assets)	1,480,315	1,617,659	1,979,528
Deferred tax assets	7,637	6,041	6,067
Associates	56,101	56,509	55,209
Joint Ventures	50,214	43,837	27,218
Segment liabilities	7,632,879	7,639,021	7,722,508
Segment liabilities (excluding deferred tax liabilities)	5,885,074	6,175,135	6,362,321
Deferred tax liabilities	1,747,805	1,463,886	1,360,187
Geographical information on non-current assets
Long-Lived Assets	353,836	380,550	353,466
Corporate [member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenues from ordinary activities	0	0
Total Ordinary Income	0	0
Geographical information on non-current assets
Long-Lived Assets	330,600	314,330	265,930
Corporate [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenues from ordinary activities	0	0
Total Ordinary Income	0	0
Geographical information on non-current assets
Long-Lived Assets	23,236	66,220	87,536
Sub Total [member]
Disclosure Of Reportable Segments [Line Items]
Revenues from sales of goods	6,251,442	4,662,312	5,245,489
Revenues from rendering of services	98,319	70,557	83,725
Revenues from ordinary activities	6,349,761	4,732,869	5,329,214
Revenues from transactions with other operating segments	1,265,663	1,166,994	1,234,715
Finance income	33,499	29,449	32,582
Finance costs	(219,982)	(268,179)	(273,639)
Net finance costs	(186,483)	(238,730)	(241,057)
Depreciation and amortizations	492,704	516,012	519,380
Other income	378,977	283,816
Other expenses	192,101	182,883	203,698
Associates	330	4,821	7,416
Joint ventures	31,056	(2,504)	359
Income Tax	(402,914)	(41,848)	(535)
Profit (loss) of each reportable segment	1,031,599	25,305	61,970
Total Ordinary Income	6,349,761	4,732,869	5,329,214
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	1,542,716	1,716,987	1,280,207
Acquisition and contribution of investments in associates and joint venture	61,372	19,433	171,841
Segments assets (excluding deferred tax assets)	16,751,262	16,072,348	15,890,933
Deferred tax assets	7,637	6,041	6,067
Associates	82,924	85,714	93,579
Joint Ventures	253,718	231,225	199,539
Segment liabilities	8,842,806	8,612,684	8,490,615
Segment liabilities (excluding deferred tax liabilities)	7,095,001	7,148,798	7,130,428
Deferred tax liabilities	1,747,805	1,463,886	1,360,187
Segment assets		16,078,389
Geographical information on non-current assets
Non current assets subtotal		12,490,374
Other income subtotal			254,067
Sub Total [member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenues from ordinary activities	3,472,584	2,612,493	2,895,924
Total Ordinary Income	3,472,584	2,612,493	2,895,924
Geographical information on non-current assets
Long-Lived Assets	8,856,155	8,415,083	7,488,531
Sub Total [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenues from ordinary activities	2,877,177	2,120,376	2,433,290
Total Ordinary Income	2,877,177	2,120,376	2,433,290
Geographical information on non-current assets
Long-Lived Assets	$ 3,895,134	$ 4,075,291	$ 4,443,558